Tortoise Energy Infrastructure Corp
Consolidated Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Canada Crude Oil Pipelines - 0.8%
Enbridge, Inc.	161,060	$8,558,728

Canada Natural Gas Infrastructure - 1.2%
Rockpoint Gas Storage, Inc.	629,963	13,097,578

Canada Natural Gas/Natural Gas Liquids Pipelines - 2.1%
TC Energy Corp.	354,238	22,802,300

United States Crude Oil Pipelines - 5.0%
Plains GP Holdings LP	2,362,414	53,248,811

United States Data Center Infrastructure - 2.3%
Core Scientific, Inc. (f)	577,511	9,800,362
Fermi, Inc. (f)	1,489,333	14,848,650
		24,649,012

United States Local Distribution Companies - 5.4%
CenterPoint Energy, Inc.	663,890	28,879,215
NiSource, Inc.	615,662	29,120,813
		58,000,028

United States Natural Gas Gathering/Processing - 2.1%
Antero Midstream Corp.	545,586	12,264,773
Hess Midstream Partners LP	261,726	10,123,562
		22,388,335

United States Natural Gas/Natural Gas Liquids Pipelines - 31.5%
Cheniere Energy, Inc.	61,563	14,512,246
DT Midstream, Inc.	356,850	49,545,054
ONEOK, Inc.	545,062	45,114,782
Targa Resources Corp. (f)	463,796	109,363,097
The Williams Companies, Inc. (f)	1,569,466	117,270,499
		335,805,678

United States Renewables and Power Infrastructure - 49.5%
Clearway Energy, Inc.	1,323,703	50,711,062
CMS Energy Corp.	188,131	14,687,387
Constellation Energy Corp. (f)	199,124	65,687,025
DTE Energy Co.	101,534	15,051,400
Entergy Corp.	301,093	32,250,071
Evergy, Inc.	1,139,509	95,331,323
NRG Energy, Inc. (f)	291,978	52,252,383
Sempra Energy	721,678	69,475,941
Talen Energy Corp. (f)	109,456	40,604,892
Vistra Corp. (f)	289,311	50,308,290
WEC Energy Group, Inc.	117,689	13,764,905
Xcel Energy, Inc.	337,307	28,117,912
		528,242,591
TOTAL COMMON STOCKS (Cost $1,000,927,621)		1,066,793,061

MASTER LIMITED PARTNERSHIPS - 25.6%	Units	Value
United States Natural Gas Gathering/Processing - 5.0%
Western Midstream Partners LP	1,292,727	53,764,516

United States Natural Gas/Natural Gas Liquids Pipelines - 10.5%
Energy Transfer LP	3,458,208	65,152,638
Enterprise Products Partners LP	1,295,641	46,824,466
		111,977,104

United States Refined Product Pipelines - 10.1%
MPLX LP	1,827,071	107,687,565
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $119,240,453)		273,429,185

PRIVATE INVESTMENTS - 2.4%	Shares	Value
United States Renewables – 2.4%
Renewable Holdco, LLC (b)(c)(d)	N/A	9,085,325
Renewable Holdco I, LLC (b)(c)(d)	N/A	9,243,806
Renewable Holdco, II LLC (b)(c)(d)	N/A	7,395,735
TOTAL PRIVATE INVESTMENTS (Cost $42,533,412)		25,724,884

PRIVATE NOTES - 0.3%	Par	Value
Bermuda Renewables – 0.3%
Saturn Solar Bermuda 1 Ltd., 10.00%, 12/31/2026 (b)(c)	2,400,000	2,593,440
TOTAL PRIVATE NOTES (Cost $2,570,452)		2,593,440

SHORT-TERM INVESTMENTS (a)
MONEY MARKET FUNDS - 0.0% (a)	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.60% (e)	385,674	385,674
TOTAL MONEY MARKET FUNDS (Cost $385,674)		385,674

TOTAL INVESTMENTS - 128.2% (Cost $1,165,657,621)		1,368,926,244
Liabilities in Excess of Other Assets - (1.9)%		(20,087,028)
Credit Facility Borrowings – (7.1)%		(75,600,000)
Senior Notes – (12.6)%		(134,089,150)
Mandatory Redeemable Preferred Stock at Liquidation Value - (6.6)%		(69,905,300)
TOTAL NET ASSETS - 100.0%		$1,067,417,404

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
LP - Limited Partnership

(a)	Represents less than 0.05% of net assets.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $28,318,324 or 2.7% of net assets as of February 28, 2026.

(c)	Restricted Securities have a total fair value of $28,318,324 which represents 2.7% of net assets as of February 28, 2026.
(d)	Deemed to be an affiliate of the fund.
(e)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
(f)	Held in connection with written option contracts. See Schedule of Written Options for further information.

Tortoise Energy Infrastructure Corp
Consolidated Schedule of Written Options
February 28, 2026 (Unaudited)

WRITTEN OPTIONS - (0.2)%	Notional Amount	Contracts	Value
Call Options - (0.2)% (a)(b)
Constellation Energy Corp., Expiration: 03/20/2026; Exercise Price: $380.00	$(65,679,108)	(1,991)	$(400,191)
Core Scientific, Inc., Expiration: 03/20/2026; Exercise Price: $25.00	(9,800,175)	(5,775)	(144,375)
Fermi, Inc., Expiration: 03/20/2026; Exercise Price: $20.00	(7,080,694)	(7,102)	(92,326)
NRG Energy, Inc.
Expiration: 03/20/2026; Exercise Price: $207.50	(89,480)	(5)	(450)
Expiration: 03/20/2026; Exercise Price: $210.00	(47,567,568)	(2,658)	(186,060)
Talen Energy Corp.
Expiration: 03/20/2026; Exercise Price: $460.00	(20,292,059)	(547)	(53,333)
Expiration: 03/20/2026; Exercise Price: $470.00	(20,292,059)	(547)	(27,350)
Targa Resources Corp., Expiration: 03/20/2026; Exercise Price: $260.00	(109,340,460)	(4,637)	(394,145)
Vistra Corp., Expiration: 03/20/2026; Exercise Price: $215.00	(45,680,903)	(2,627)	(118,215)
The Williams Cos., Inc., Expiration: 03/20/2026; Exercise Price: $80.00	(59,305,264)	(7,937)	(317,480)
TOTAL WRITTEN OPTIONS (Premiums received $1,687,076)			$(1,733,925)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Tortoise Energy Infrastructure Corp (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$1,066,793,061	$–	$–	$1,066,793,061
Master Limited Partnerships	273,429,185	–	–	273,429,185
Private Investments	–	–	25,724,884	25,724,884
Private Notes	–	–	2,593,440	2,593,440
Money Market Funds	385,674	–	–	385,674
Total Investments	$1,340,607,920	$–	$28,318,324	$1,368,926,244

Liabilities:
Investments:
Written Options	$(1,363,112)	$(370,813)	$–	$(1,733,925)
Total Investments	$(1,363,112)	$(370,813)	$–	$(1,733,925)

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.

Transaction with Affiliates- If the Fund's holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act.  The Fund conducted transactions during the period ended February 28, 2026, with affiliated companies as so defined:
Investment Security	11/30/25 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)	Distributions Received	2/28/26 Share Balance	2/28/26 Value	Net Change in Unrealized Appreciation (Depreciation)
Renewable Holdco, LLC	N/A	$-	$-	$-	$1,064,955	N/A	$9,085,325	$(219,992)
Renewable Holdco I, LLC	N/A	$-	$-	$-	$-	N/A	$9,243,806	$-
Renewable Holdco II, LLC	N/A	$-	$-	$-	$-	N/A	$7,395,753	$-
Total	N/A	$220,000	$-	$-	$1,064,955	N/A	$25,724,884	$(219,992)